[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

June 16, 2011	72718.00003

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Henssler Funds, Inc. (the “Fund”)
Post-Effective Amendment No. 18 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (333-46479)

Ladies and Gentleman:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, one copy of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (the “Registration Statement”).  On June 8, 2011, Post-Effective Amendment No. 17 (the “Amendment”) to the Registration Statement was filed pursuant to Rule 485(b) under the 1933 Act, and became effective immediately upon filing (SEC Accession No. 0001398344-11-001263).  This Post-Effective Amendment No. 18 incorporates Parts A, B and C from the Amendment, and is being filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the Amendment.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at (212) 318-6063.

Sincerely,

/s/ Thomas D. Peeney

Thomas D. Peeney
for Paul, Hastings, Janofsky & Walker LLP

Enclosures